iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  32 .5%
Bank of America Corp. ...................... 3,092,377 $ 104,553,266
Bank of Hawaii Corp. ....................... 20,296 1,625,913
Bank OZK .............................. 60,145 2,411,815
BOK Financial Corp. ........................ 15,086 1,328,021
Citigroup, Inc. ............................ 1,013,016 52,575,530
Citizens Financial Group, Inc. ................. 250,645 9,516,991
Comerica, Inc. ............................ 67,047 5,214,245
Commerce Bancshares, Inc. .................. 56,212 3,906,172
Cullen/Frost Bankers, Inc. .................... 29,937 3,903,785
East West Bancorp, Inc. ..................... 72,581 5,209,864
Fifth Third Bancorp ........................ 349,763 11,933,914
First Citizens BancShares, Inc. , Class A ........... 6,252 4,730,763
First Hawaiian, Inc. ........................ 65,417 1,667,479
First Horizon Corp. ......................... 271,604 6,073,065
First Republic Bank ........................ 91,773 14,932,385
FNB Corp. .............................. 177,993 2,128,796
Huntington Bancshares, Inc. .................. 736,701 9,790,756
JPMorgan Chase & Co. ..................... 1,154,809 133,218,766
KeyCorp ................................ 476,969 8,728,533
M&T Bank Corp. .......................... 91,734 16,278,198
PacWest Bancorp ......................... 60,008 1,682,024
Pinnacle Financial Partners, Inc. ................ 38,360 3,034,276
PNC Financial Services Group, Inc. (The) ......... 212,105 35,196,704
Popular, Inc. ............................. 38,467 2,987,732
Prosperity Bancshares, Inc. ................... 45,411 3,364,501
Regions Financial Corp. ..................... 479,809 10,162,355
Signature Bank ........................... 31,839 5,908,363
SVB Financial Group
(a)
...................... 30,128 12,158,154
Synovus Financial Corp. ..................... 73,889 2,983,638
Truist Financial Corp. ....................... 683,006 34,471,313
U.S. Bancorp ............................ 689,468 32,542,890
Umpqua Holdings Corp. ..................... 110,883 1,952,650
Webster Financial Corp. ..................... 91,552 4,252,590
Wells Fargo & Co. ......................... 1,948,768 85,492,452
Western Alliance Bancorp .................... 54,264 4,144,684
Wintrust Financial Corp. ..................... 30,682 2,639,879
Zions Bancorp. NA ......................... 76,438 4,169,693
646,872,155
a
Capital Markets  —  31 .2%
Affiliated Managers Group, Inc.
(b)
............... 19,698 2,489,433
Ameriprise Financial, Inc. .................... 56,362 15,213,231
Ares Management Corp. , Class A ............... 77,855 5,578,311
Bank of New York Mellon Corp. (The) ............ 377,133 16,390,200
BlackRock, Inc.
(c)
.......................... 77,104 51,596,455
Blackstone, Inc. , NVS ....................... 359,608 36,705,189
Blue Owl Capital, Inc. ....................... 206,822 2,359,839
Carlyle Group, Inc. (The) ..................... 106,259 4,134,538
Cboe Global Markets, Inc. .................... 54,343 6,704,839
Charles Schwab Corp. (The) .................. 781,016 53,929,155
CME Group, Inc. .......................... 184,263 36,756,783
Coinbase Global, Inc. , Class A
(a) (b)
............... 79,558 5,008,972
Evercore, Inc. , Class A ...................... 19,402 1,939,618
FactSet Research Systems, Inc.
(b)
.............. 19,480 8,370,166
Franklin Resources, Inc.
(b)
.................... 146,454 4,020,162
Goldman Sachs Group, Inc. (The) .............. 170,926 56,985,019
Interactive Brokers Group, Inc. , Class A ........... 47,656 2,796,931
Intercontinental Exchange, Inc. ................ 283,505 28,914,675
Invesco Ltd. ............................. 191,647 3,399,818
Janus Henderson Group PLC ................. 70,699 1,821,913
Jefferies Financial Group, Inc. ................. 107,530 3,502,252
KKR & Co., Inc. ........................... 293,626 16,284,498
Security Shares Value
a
Capital Markets (continued)
Lazard Ltd. , Class A ........................ 48,408 $ 1,823,529
LPL Financial Holdings, Inc. ................... 40,862 8,577,751
MarketAxess Holdings, Inc. ................... 19,064 5,162,150
Moody's Corp. ............................ 82,099 25,471,215
Morgan Stanley ........................... 655,659 55,272,054
Morningstar, Inc. .......................... 12,762 3,258,777
MSCI, Inc. .............................. 40,470 19,479,830
Nasdaq, Inc. ............................. 58,833 10,642,890
Northern Trust Corp. ........................ 105,512 10,527,987
Raymond James Financial, Inc.
(b)
............... 99,930 9,840,107
Robinhood Markets, Inc. , Class A
(a)
.............. 285,185 2,580,924
S&P Global, Inc. .......................... 174,523 65,782,954
SEI Investments Co.
(b)
...................... 53,468 2,959,989
State Street Corp. ......................... 188,348 13,380,242
Stifel Financial Corp. ....................... 53,016 3,170,887
T Rowe Price Group, Inc. .................... 114,892 14,185,715
Tradeweb Markets, Inc. , Class A ................ 55,269 3,897,570
Virtu Financial, Inc. , Class A ................... 51,104 1,192,256
622,108,824
a
Consumer Finance  —  1 .5%
Ally Financial, Inc. ......................... 165,664 5,478,509
Credit Acceptance Corp.
(a) (b)
................... 3,558 2,049,088
Discover Financial Services ................... 144,084 14,552,484
OneMain Holdings, Inc. ...................... 60,352 2,245,094
SLM Corp. .............................. 138,402 2,159,071
SoFi Technologies, Inc.
(a) (b)
................... 408,037 2,574,713
Upstart Holdings, Inc.
(a) (b)
..................... 37,663 916,341
29,975,300
a
Diversified Financial Services  —  11 .1%
Apollo Global Management, Inc. ................ 235,757 13,461,725
Berkshire Hathaway, Inc. , Class B
(a)
............. 660,781 198,630,768
Equitable Holdings, Inc. ..................... 196,545 5,587,774
Voya Financial, Inc. ........................ 54,185 3,259,770
220,940,037
a
Insurance  —  21 .7%
Aflac, Inc. ............................... 327,965 18,792,395
Alleghany Corp.
(a)
.......................... 6,714 5,622,841
Allstate Corp. (The) ........................ 140,709 16,458,732
American Financial Group, Inc. ................ 34,534 4,616,505
American International Group, Inc. .............. 407,025 21,071,684
Aon PLC , Class A ......................... 108,077 31,454,730
Arch Capital Group Ltd.
(a)
.................... 185,025 8,215,110
Arthur J Gallagher & Co.
(b)
.................... 106,818 19,119,354
Assurant, Inc. ............................ 28,053 4,931,156
Assured Guaranty Ltd. ...................... 31,596 1,844,890
Axis Capital Holdings Ltd. .................... 39,956 2,017,378
Brighthouse Financial, Inc.
(a)
.................. 38,481 1,670,845
Brown & Brown, Inc. ........................ 121,474 7,907,957
Chubb Ltd. .............................. 216,643 40,867,536
Cincinnati Financial Corp. .................... 80,281 7,814,553
CNA Financial Corp. ........................ 14,242 604,146
Erie Indemnity Co. , Class A , NVS ............... 12,868 2,616,836
Everest Re Group Ltd. ...................... 19,972 5,219,682
Fidelity National Financial, Inc. ................. 137,519 5,495,259
First American Financial Corp. ................. 53,386 3,096,388
Globe Life, Inc. ........................... 46,448 4,678,707
Hanover Insurance Group, Inc. (The)
(b)
........... 18,167 2,479,250
Hartford Financial Services Group, Inc. (The) ....... 168,507 10,863,646
Kemper Corp. ............................ 32,599 1,525,633
Lincoln National Corp. ...................... 87,961 4,515,918
Loews Corp.
(b)
............................ 104,521 6,088,348
Markel Corp.
(a)
............................ 6,857 8,894,489

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............. 257,535 $ 42,225,439
MetLife, Inc. ............................. 352,274 22,281,331
Old Republic International Corp. ................ 144,664 3,366,331
Primerica, Inc. ............................ 19,623 2,525,284
Principal Financial Group, Inc. ................. 128,365 8,592,753
Progressive Corp. (The) ..................... 299,968 34,514,318
Prudential Financial, Inc. ..................... 192,662 19,264,273
Reinsurance Group of America, Inc. ............. 34,292 3,970,328
RenaissanceRe Holdings Ltd. ................. 22,340 2,888,785
Ryan Specialty Holdings, Inc.
(a)
................ 42,211 1,825,204
Travelers Companies, Inc. (The) ................ 123,032 19,525,178
Unum Group ............................. 102,795 3,308,971
W R Berkley Corp. ......................... 105,671 6,607,608
White Mountains Insurance Group Ltd. ........... 1,483 1,838,075
Willis Towers Watson PLC .................... 56,924 11,779,853
432,997,699
a
IT Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............. 59,924 9,620,798
a
Mortgage Real Estate Investment  —  0 .8%
AGNC Investment Corp. ..................... 268,055 3,380,174
Annaly Capital Management, Inc. ............... 799,747 5,502,259
Rithm Capital Corp. ........................ 218,937 2,388,603
Starwood Property Trust, Inc. .................. 150,224 3,548,291
14,819,327
a
Thrifts & Mortgage Finance  —  0 .3%
MGIC Investment Corp. ..................... 157,990 2,233,979
New York Community Bancorp, Inc. ............. 236,424 2,510,823
Security Shares Value
a
Thrifts & Mortgage Finance (continued)
Rocket Companies, Inc. , Class A
(b)
.............. 60,628 $ 577,179
TFS Financial Corp. ........................ 25,325 371,011
UWM Holdings Corp.
(b)
...................... 46,608 175,712
5,868,704
a
Total Common Stocks — 99.6%
(Cost: $ 2,163,868,632 ) ............................... 1,983,202,844
Total Long-Term Investments — 99.6%
(Cost: $ 2,163,868,632 ) ............................... 1,983,202,844
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 5,317,611 5,317,611
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 4,756,008 4,756,008
a
Total Short-Term Securities — 0.5%
(Cost: $ 10,072,034 ) ................................. 10,073,619
Total Investments — 100.1%
(Cost: $ 2,173,940,666 ) ............................... 1,993,276,463
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,438,038)
Net Assets — 100.0% ................................. $ 1,991,838,425
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,990,720  $ 326,584
(a)
$ —  $ 172  $ 135  $ 5,317,611  5,317,611  $ 73,308
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,063,000  693,008
(a)
—  —  —  4,756,008  4,756,008  8,702  —
BlackRock, Inc. ... 48,395,209  6,413,319  (6,459,544) (298,139) 3,545,610  51,596,455  77,104  378,790  —
$ (297,967) $ 3,545,745
$ 61,670,074
$ 460,800  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 62 09/16/22 $ 2,407 $ 133,491
E-Mini Financials Select Sector Index ........................................................ 60 09/16/22 6,234 150,244
$ 283,735
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,983,202,844  $ —  $ —  $ 1,983,202,844
Short-Term Securities
Money Market Funds ...................................... 10,073,619  —  —  10,073,619
$ 1,993,276,463  $ —  $ —  $ 1,993,276,463
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 283,735  $ —  $ —  $ 283,735
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares